COMMITMENTS AND CONTINGENCIES (Textual) (Detail) - USD ($)		6 Months Ended	8 Months Ended	12 Months Ended
	Sep. 14, 2017	Jun. 30, 2019	Dec. 31, 2017	Dec. 31, 2018
Underwriting Commitments		The underwriters of the Company's Public Offering are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Public Offering, or $24,150,000, payable upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement entered into in connection with the Public Offering.		In addition, the underwriters are entitled to a deferred fee of three and one-half percent (3.5%) of the gross proceeds of the Public Offering, or $24,150,000, payable upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.
Underwriting Discount, Percentage		10.00%		10.00%
Refunds From Underwriting Discount		$ 2,415,000		$ 2,415,000
Registrable Securities Holders, Percentage		30.00%		30.00%
Proceeds from Refund of Underwriting Discount		$ 1,000,000		$ 1,000,000
Payments for Underwriting Expense				10,000,000
Reimbursement Of Offering Costs Due From Under writer			$ 657,138	$ 0
Fourty Five Day Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	9,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 10.00